Loans and Leases - Major Classes of Loans And Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commercial, financial and agricultural:
Total commercial, financial & agricultural	$ 11,889,014	$ 11,624,469
Residential real estate	5,271,236	4,662,911
Construction & land development	3,148,245	2,926,971
Consumer:
Bankcard	9,962	9,273
Other consumer	1,054,728	1,356,539
Less: Unearned income	(14,101)	(21,997)
Loans and leases, net of unearned income	21,359,084	20,558,166
Owner-Occupied Commercial Real Estate [Member]
Commercial, financial and agricultural:
Total commercial, financial & agricultural	1,598,231	1,724,927
Nonowner-Occupied Commercial Real Estate [Member]
Commercial, financial and agricultural:
Total commercial, financial & agricultural	6,718,343	6,286,974
Other Commercial Loans And Leases [Member]
Commercial, financial and agricultural:
Total commercial, financial & agricultural	$ 3,572,440	$ 3,612,568